Measures Adopted by the Argentine Economy After the 2019 Presidential National Elections - Additional Information (Detail) - USD ($)				12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Nov. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Measures Adopted By TheCountrySEconomy [Line Items]
Income tax adjustments				100.00%
Decrease in total annual sales, percent		20.40%
Employers' contributions payable		18.00%
General tax rate for credits and debits			1.20%	0.60%	0.60%	0.60%
Tax rate levied from foreign transportation				30.00%
Purchase of bank notes and foreign currency for savings				$ 200
Bottom of range [member]
Disclosure Of Measures Adopted By TheCountrySEconomy [Line Items]
Consumption on foreign trade statistics				2.50%
Top of range [member]
Disclosure Of Measures Adopted By TheCountrySEconomy [Line Items]
Consumption on foreign trade statistics				3.00%
Forecast [Member]
Disclosure Of Measures Adopted By TheCountrySEconomy [Line Items]
Current statutory rate	25.00%
Dividend withholding percentage	13.00%
Current [member]
Disclosure Of Measures Adopted By TheCountrySEconomy [Line Items]
Current statutory rate	30.00%
Dividend withholding percentage	7.00%